Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 119,958	$ 153,977
Restricted Cash	7,269	0
Accounts receivable from third parties	34,875	19,478
Receivables from related parties	901	2,125
Inventories	5,795	5,846
Contract fulfillment costs	634	3,835
Prepaid expenses and other current assets	4,740	4,769
Total current assets	174,172	190,030
Non-current assets
Vessels, net	521,331	544,515
Equity investment	0	27,607
Vessels under construction	110,969	36,054
Intangible assets	4,518	4,518
Other assets	3,514	4,549
Total non-current assets	640,332	617,243
Total assets	814,504	807,273
Current liabilities
Bank loans, net	12,039	87,650
Contract liabilities	6,706	12,275
Corporate income tax payable	2,637	4,058
Accounts payable and accrued expenses	23,624	27,073
Due to related parties	5	107
Total current liabilities	45,011	131,163
Non-current liabilities
Bank loans, net	52,253	0
Redeemable notes, related party	0	53,015
Other liabilities	1,926	2,751
Total non-current liabilities	54,179	55,766
Total liabilities	99,190	186,929
Commitment and contingencies (Note 6)
Shareholders’ equity
Preferred shares, $0.01 par value per share; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common shares, $0.01 par value per share; authorized 81,875,000 and 81,875,000 shares as of December 31, 2022 and 2021, respectively; outstanding 38,446,394 shares and 39,741,204 shares as of December 31, 2022 and 2021 respectively	1,134	1,124
Paid-in capital	2,064,168	2,057,958
Common shares held in treasury, at cost; 2,328,179 shares and 35,869 shares at December 31, 2022 and 2021, respectively	(17,669)	(717)
Accumulated deficit	(1,332,319)	(1,438,021)
Total shareholders’ equity	715,314	620,344
Total liabilities and shareholders’ equity	$ 814,504	$ 807,273